Income/(Loss) per share (Tables)	12 Months Ended
Dec. 31, 2024
Income/(Loss) per share
Schedule of basic income/(loss) per share and diluted income/(loss) per share

	Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net (loss)/income	(730,753)	88,744	(13,534)
Net (loss)/income attributable to ordinary shareholders - basic and diluted	(730,753)	88,744	(13,534)
Denominator:
Weighted average number of ordinary shares outstanding
— basic/diluted	518,307,406	519,802,240	511,369,585
Net (loss)/income per share - basic and diluted	(1.41)	0.17	(0.03)

Schedule of anti-dilutive (loss)/income per share

	Year Ended December 31,
	2022	2023	2024
Shares issuable upon vesting of RSUs	490,148	2,188,603	339,617
Shares issuable upon vesting of share options	—	4,615,980	18,293,420
Total	490,148	6,804,583	18,633,037